SCHEDULE F.

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS

December 31, 2020 (Unaudited)

		Value
Par Value		(Note 1 (A))
	HAWAII MUNICIPAL BONDS – 96.64%
	Hawaii County
	General Obligation Bonds – 4.30%
$1,025,000	5.000%, 09/01/27	$1,260,248
800,000	4.000%, 09/01/31	945,672
460,000	5.000%, 09/01/32	552,570
500,000	5.000%, 09/01/33	619,490
1,500,000	4.000%, 09/01/38	1,834,755
1,500,000	4.000%, 09/01/40	1,825,365
		7,038,100

	Hawaii State
	General Obligation Bonds – 3.15%
2,000,000	5.000%, 08/01/30	2,317,020
1,500,000	3.375%, 01/01/36	1,680,555
1,000,000	4.000%, 05/01/36	1,168,880
		5,166,455

	Airport Systems Revenue Bonds – 8.11%
1,000,000	5.000%, 07/01/35	1,243,170
750,000	5.000%, 07/01/41	858,668
735,000	5.000%, 07/01/43	896,046
7,335,000	5.000%, 07/01/45	8,350,017
1,600,000	5.000%, 07/01/48	1,933,888
		13,281,789

	Harbors Revenue Bonds – 2.80%
535,000	4.000%, 07/01/37	652,074
750,000	4.000%, 07/01/39	909,165
2,500,000	4.000%, 07/01/40	3,022,875
		4,584,114

	Department of Budget & Finance Special Purpose Revenue Bonds
	Hawaiian Electric Company, Inc. – 9.60%
3,000,000	3.100%, 05/01/26	3,208,830
1,890,000	4.000%, 03/01/37	2,049,270
10,000,000	3.200%, 07/01/39	10,467,900
		15,726,000

See accompanying notes to schedule of investments.	1

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS – (Continued)

December 31, 2020 (Unaudited)

		Value
Par Value		(Note 1 (A))
	Hawaii Pacific Health – 2.09%
$175,000	5.125%, 07/01/31	$192,488
340,000	5.500%, 07/01/38	374,581
2,600,000	5.500%, 07/01/43	2,855,632
		3,422,701

	Hawaii Mid-Pacific Institute – 1.19%
270,000	4.000%, 01/01/32	302,673
435,000	3.000%, 01/01/34	442,712
600,000	3.000%, 01/01/35	608,718
585,000	3.000%, 01/01/36	591,868
		1,945,971

	Kahala Nui – 6.97%
500,000	5.000%, 11/15/21	519,660
2,900,000	5.000%, 11/15/27	3,125,852
3,200,000	5.125%, 11/15/32	3,427,136
4,055,000	5.250%, 11/15/37	4,334,633
		11,407,281
`
	Queen’s Health Systems – 4.69%
6,185,000	5.000%, 07/01/35	7,200,763
435,000	4.000%, 07/01/40	477,199
		7,677,962

	Department of Hawaiian Home Lands – 1.29%
600,000	5.000%, 04/01/30	747,324
800,000	5.000%, 04/01/31	993,040
300,000	5.000%, 04/01/32	370,959
		2,111,323

	Department of Hawaiian Home Lands COP – 1.19%
680,000	5.000%, 11/01/29	866,320
500,000	5.000%, 11/01/30	634,435
350,000	5.000%, 11/01/31	441,091
		1,941,846

See accompanying notes to schedule of investments.	2

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS – (Continued)

December 31, 2020 (Unaudited)

		Value
Par Value		(Note 1 (A))
	Department of Transportation Airports COP – 4.71%
$1,000,000	5.000%, 08/01/23	$1,100,760
1,420,000	5.250%, 08/01/24	1,569,398
2,570,000	5.250%, 08/01/26	2,829,339
1,000,000	5.000%, 08/01/27	1,092,470
1,025,000	5.000%, 08/01/28	1,117,609
		7,709,576

	Highway Revenue – 4.68%
1,500,000	5.000%, 01/01/27	1,743,075
2,065,000	5.000%, 01/01/33	2,370,124
1,250,000	4.000%, 01/01/34	1,436,400
1,360,000	4.000%, 01/01/35	1,561,239
425,000	5.000%, 01/01/36	545,777
		7,656,615

	Housing Authority
	HFDC Multi-Family-Kuhio Park– 3.35%
2,430,000	4.750%, 10/01/27	2,453,765
3,000,000	4.950%, 04/01/29	3,035,430
		5,489,195

	HFDC Multi-Family-Iwilei Apartments– 2.65%
150,000	3.300%, 01/01/26	155,544
4,035,000	3.750%, 01/01/31	4,181,269
		4,336,813

	HFDC Multi-Family-Kooloaula Apartments– 2.21%
75,000	3.125%, 09/01/22	76,813
3,435,000	4.000%, 09/01/33	3,538,222
		3,615,035

	HFDC Multi-Family-Hale Kewalo Apartments– 0.92%
1,500,000	1.900%, 01/01/21	1,500,000
		1,500,000

See accompanying notes to schedule of investments.	3

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS – (Continued)

December 31, 2020 (Unaudited)

		Value
Par Value		(Note 1 (A))
	University of Hawaii - Revenue Bonds – 4.95%
$2,000,000	5.000%, 10/01/29	$2,459,140
1,200,000	5.000%, 10/01/30	1,470,120
1,600,000	5.000%, 10/01/31	1,953,776
500,000	5.000%, 10/01/34	587,495
655,000	5.000%, 10/01/34	816,097
750,000	3.000%, 10/01/36	825,428
		8,112,056

	Honolulu City & County
	General Obligation Bonds – 4.78%
500,000	4.000%, 09/01/36	596,785
1,200,000	4.000%, 09/01/37	1,404,132
1,400,000	5.000%, 10/01/37	1,674,078
735,000	4.000%, 09/01/39	871,100
1,100,000	5.000%, 09/01/42	1,395,185
500,000	4.000%, 09/01/43	601,440
1,000,000	5.000%, 08/01/44	1,290,540
		7,833,260

	Water System Revenue Bonds
	Board of Water Supply – 4.71%
1,000,000	5.000%, 07/01/28	1,311,420
2,000,000	5.000%, 07/01/29	2,315,020
1,470,000	5.000%, 07/01/29	1,972,534
1,545,000	5.000%, 07/01/30	2,119,246
		7,718,220

	Wastewater System Revenue Bonds – 9.73%
1,000,000	5.000%, 07/01/34	1,218,870
1,520,000	5.000%, 07/01/36	1,841,799
500,000	4.000%, 07/01/37	611,975
2,000,000	4.000%, 07/01/38	2,385,940
3,250,000	4.500%, 07/01/44	3,904,225
2,690,000	4.000%, 07/01/49	3,203,898
2,175,000	5.000%, 07/01/49	2,772,516
		15,939,223

See accompanying notes to schedule of investments.	4

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS – (Continued)

December 31, 2020 (Unaudited)

		Value
Par Value		(Note 1 (A))
	Kauai County
	General Obligation Bonds – 1.28%
$400,000	3.125%, 08/01/23	$416,032
770,000	5.000%, 08/01/24	791,214
880,000	3.625%, 08/01/25	897,274
		2,104,520

	Kukuiula Development – 2.81%
1,090,000	5.625%, 05/15/33	1,134,210
2,250,000	5.750%, 05/15/42	2,334,510
1,000,000	5.000%, 05/15/49	1,128,940
		4,597,660

	Maui County
	General Obligation Bonds – 4.48%
1,000,000	5.000%, 09/01/23	1,126,700
3,000,000	2.125%, 06/01/24	3,136,710
1,000,000	4.000%, 09/01/28	1,153,990
300,000	3.500%, 09/01/37	340,416
1,200,000	5.000%, 03/01/40	1,581,852
		7,339,668

	Total Hawaii Municipal Bonds (Cost $150,461,729)	$158,255,383

PRE-REFUNDED1

HAWAII MUNICIPAL BONDS – 1.48%

	Honolulu City & County
	Water System Revenue Bonds
	Board of Water Supply – 1.48%
$2,000,000	5.000%, 07/01/32	$2,419,800

	Total Pre-Refunded Hawaii Municipal Bonds (Cost $2,256,947)	$2,419,800

[1]	Pre-Refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

See accompanying notes to schedule of investments.	5

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS – (Concluded)

December 31, 2020 (Unaudited)

			Value
Par Value			(Note 1 (A))
	Total Investments (Cost $152,718,676) (a)	98.12%	$160,675,183
	Other Assets Less Liabilities	1.88%	3,081,770
	Net Assets	100.00%	$163,756,953

(a)	Aggregate cost for federal income tax purposes is $152,716,729.

At December 31, 2020, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Gross unrealized appreciation	$8,071,131
Gross unrealized (depreciation)	(112,677)
Net unrealized appreciation	$7,958,454

See accompanying notes to schedule of investments.	6

HAWAII MUNICIPAL FUND

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2020 (Unaudited)

(1)	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Hawaii Municipal Fund (“Fund”) is a series of Lee Financial Mutual Fund, Inc. which is registered under the Investment Company Act of 1940, as a non-diversified open-end management investment company. Lee Financial Mutual Fund, Inc. currently has one investment portfolio, the Fund which is currently offering one Class of Shares: Investor Shares.

(A)	SECURITY VALUATION

Portfolio securities, that are fixed income securities, are valued by an independent pricing service using methodologies that it believes are appropriate, including actual market transactions, mean between bid and ask prices, broker-dealer supplied valuations, matrix pricing, or other electronic data processing techniques designed to identify market values for such securities, in accordance with procedures established in good faith by the Board of Directors. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. Securities for which market quotations are not readily available or for which available prices are suspect will be valued at “fair value” using methods determined in good faith by or at the direction of the Board of Directors. For these purposes, “fair value” means the price that the Investment Manager reasonably expects the Fund could receive from an arm’s-length buyer upon the current sale of the securities within seven (7) days, after considering all appropriate factors and indications of value available to them. Such value will be cost if the Investment Manager determines such valuation is appropriate after considering a multitude of factors in accordance with established procedures.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. generally accepted accounting principles (“GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

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HAWAII MUNICIPAL FUND

NOTES TO SCHEDULE OF INVESTMENTS – (Concluded)

December 31, 2020 (Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in/out changing an investment’s assigned level within the hierarchy.

The following is a description of the valuation techniques applied to the Fund’s major categories of financial instruments measured at fair value on a recurring basis:

Municipal bonds are categorized in Level 2 of the fair value hierarchy.

The following is a summary of the inputs used in valuing the Fund’s investments, as of December 31, 2020. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$160,675,183	$—	$160,675,183

There were no transfers in to and out of Levels 1 and 2 during the current period presented. There were no purchases, sales issuances, and settlements on a gross basis relating to Level 3 measurements during the current period presented.

(2)	SUBSEQUENT EVENTS DISCLOSURE

The Fund’s management has evaluated events and transactions that occurred subsequent to December 31, 2020 for potential recognition or disclosure through the date the report was issued. This evaluation did not result in any subsequent events that necessitated disclosure or adjustment.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Report.

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